LONG-TERM PREPAID EXPENSES	12 Months Ended
Dec. 31, 2019
LONG-TERM PREPAID EXPENSES
LONG-TERM PREPAID EXPENSES	15. LONG-TERM PREPAID EXPENSES

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Prepaid advertising fees	—	—
The amount represents the advertising fees paid in advance covering periods over one year.